Organization, Nature of Business and Basis of Presentation	3 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Organization, Nature of Business and Basis of Presentation

NOTE 1 – Organization, Nature of Business and Basis of Presentation

CXApp Inc. and its subsidiaries (“CXApp” or the “Company”) is in the business of delivering intelligent enterprise workplace experiences. The CXApp SaaS platform offers a suite of leading-edge technology workplace experience solutions including an enterprise employee application, indoor mapping, on-device positioning, augmented reality technologies and an AI-based analytics platform, targeting the emerging hybrid workplace market to provide enhanced experiences across people, places, and things. CXApp creates a connected workplace by reducing app overload, data fragmentation, and complex workflows and streamlines all capabilities through The Workplace SuperApp. All features, services and integrations are housed in one easy-to-access platform allowing businesses to deliver a more holistic employee experiences in a hybrid workplace.

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), for interim financial information and the rules and regulations of the Securities and Exchange Commission (“SEC”). Accordingly, CXApp does not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of CXApp, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Interim results for the three months ended March 31, 2023 are not necessarily indicative of the results for the full year ending December 31, 2023. These interim unaudited condensed consolidated financial statement should be read in conjunction with KINS Technology Group Inc.’s (“KINS”) audited consolidated financial statements and notes for the year ended December 31, 2022 and 2021 included in the annual report on Form 10-K/A for the year ended December 31, 2022, filed with the SEC on April 19, 2023, and the annual report of Legacy CXApp for the year ended December 31, 2022 and 2021 included as an exhibit to Form 8-K filed with the SEC on March 20, 2023. All material inter-company balances and transactions have been eliminated.

On September 25, 2022, an Agreement and Plan of Merger (the “Merger Agreement”), was entered into by and among Inpixon, KINS Technology Group Inc., a Delaware corporation, CXApp, and KINS Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of KINS (“Merger Sub”), pursuant to which KINS acquired Inpixon’s enterprise apps business (including its workplace experience technologies, indoor mapping, events platform, augmented reality and related business solutions) (“Legacy CXApp”) in exchange for the issuance of shares of KINS capital stock (the “Business Combination”). As a result of the Business Combination, KINS changed their name to CXApp Inc. (“New CXApp”). The shares are now trading on the Nasdaq using the ticker CXAI. The transaction closed on March 14, 2023. See Note 3 for more details.

Unless the context otherwise requires, “we,” “us,” “our,” “CXApp” and the “Company” refer to CXApp Inc., a Delaware corporation, and its consolidated subsidiaries following the Business Combination (as defined below). Unless the context otherwise requires, references to “KINS” refer to KINS Technology Group Inc., a Delaware corporation (“KINS”), the Company prior to the Business Combination. All references herein to the “Board” refer to the board of directors of the Company. “Legacy CXApp” refers to CXApp Holding Corp., a Delaware corporation and a wholly owned subsidiary of the Company, which the Company acquired through the Business Combination. Prior to the Separation (as defined below), Legacy CXApp was a wholly owned subsidiary of Inpixon, a Nevada corporation (“Inpixon”).

The Business Combination was accounted for using the acquisition method (as a forward merger), with goodwill and other identifiable intangible assets recorded in accordance with GAAP, as applicable. Under this method of accounting, the “Enterprise Apps Business” (formerly known as CXApp) is treated as the “acquired” company for financial reporting purposes. KINS (now known as CXApp Inc.) has been determined to be the accounting acquirer because KINS maintains control of the Board of Directors and management of the combined company.

The unaudited condensed consolidated financial statements of Successor and Predecessor are not comparable due to a new basis of accounting that was created from the business combination that occurred on the Closing Date (Note 3). Therefore, the reporting period has been separated by a black line in the condensed consolidated financial statements with the Predecessor representing the pre-Closing Date period (January 1, 2023 through March 14, 2023) and the Successor representing the post-Closing Date period (March 15, 2023 through March 31, 2023). The Company noted that the “Predecessor” includes financial information related to the Enterprise Apps Business (as defined in Note 3), while the “Successor” includes financial information related to the newly formed company after the business combination.